N-4	Apr. 24, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	EAIC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Apr. 24, 2024
Amendment Flag	false
Prudential Retirement Security Annuity VI
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What
Are The Expenses Associated With The Empower Retirement Security Annuity
VI?” later in this prospectus.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.15%[3]	3.00%
	Investment Options (Portfolio Fees and Expenses)	0.06%	0.06%
	Optional Benefits For An Additional Charge[2]	None	None
1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
2 The Optional Benefit is the Optional Spousal Benefit.
3 The minimum fee noted is the current fee for the Contract.

	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

Lowest Annual Cost $1,120	Highest Annual Cost $2,716

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract fee and portfolio fees
and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract fee and portfolio fees and
expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VI?” later in this prospectus.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.

Transaction Charges [Text Block]
Transaction Charges
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What
Are The Expenses Associated With The Empower Retirement Security Annuity
VI?” later in this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.15%[3]	3.00%
	Investment Options (Portfolio Fees and Expenses)	0.06%	0.06%
	Optional Benefits For An Additional Charge[2]	None	None
1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
2 The Optional Benefit is the Optional Spousal Benefit.
3 The minimum fee noted is the current fee for the Contract.

	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

Lowest Annual Cost $1,120	Highest Annual Cost $2,716

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract fee and portfolio fees
and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract fee and portfolio fees and
expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VI?” later in this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.15%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.00%
Base Contract (N-4) Footnotes [Text Block]	1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.3 The minimum fee noted is the current fee for the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.06%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.06%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Optional Benefits Footnotes [Text Block]	2 The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $1,120	Highest Annual Cost $2,716

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract fee and portfolio fees
and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract fee and portfolio fees and
expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VI?” later in this prospectus.

Lowest Annual Cost [Dollars]	$ 1,120
Highest Annual Cost [Dollars]	$ 2,716
Risks [Table Text Block]
RISKS
Risk of Loss
You can lose money by participating in the Contract.

For more information about the risk of loss, please refer to Section 2, “What Are
The Principal Risks Of Investing In The Contract?” later in this prospectus.

Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The
Contract?” later in this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Empower Annuity
Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2,
“What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Investment Restrictions [Text Block]	•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.•Empower Annuity Insurance Company reserves the right to remove or substitute the portfolio used by a Variable Investment Option. You will be given specific notice in advance of any substitution we intend to make.For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VI?” later in this prospectus.
Optional Benefit Restrictions [Text Block]	This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.For more information about the IncomeFlex Target Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VI?” later in this prospectus.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.For more information about exchanges, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VI?” later in this prospectus.
Item 4. Fee Table [Text Block]	FEE TABLE The following tables describe the fees and expenses you will pay when buying, owning, and surrendering your interest in the Contract or when making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses you will pay at the time that you buy an interest in the Contract, surrender an interest or make withdrawals from the Contract or transfer Contract Value between investment options. State premium taxes may also be deducted. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VI?” later in this prospectus.
TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [1]	$0	$30
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions (as a percentage of Contract Value)	N/A2	3.5%
1Although there is only one Variable Investment Option available in ERSA VI, we reserve the right to charge a transfer fee if we add another Variable Investment Option in the future.2Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VI?”The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
	Current	Maximum
Administrative Expenses	$0	$150
Base Contract Expenses[1,2]	1.15%	3.00%
Optional Benefit Expenses[1,3]	0.00%	0.00%
1Percentages noted above are percentages of daily net assets of the Contract Value.2Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.3The Optional Benefit is the Optional Spousal Benefit.The next item shows the operating expenses charged by the Variable Investment Option that you may pay periodically during the time that you own the Contract. More detail on the underlying mutual fund’s fees and expenses is contained below and in the fund’s prospectus. The below depicts the total operating expenses for Institutional Shares of the Vanguard Balanced Index Fund. Fund expenses are not fixed or guaranteed by the ERSA VI Contract, and may vary from year to year. For more information about the Variable Investment Option available under the Contract, including their annual expenses, please refer to “Appendix A: Portfolio Available Under the Contract” later in this prospectus.
ANNUAL PORTFOLIO COMPANY EXPENSES
Annual Portfolio Company Expenses	0.06%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Deferred Sales Load (of Other Amount), Current [Percent]	0.00%
Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Exchange Fee, Footnotes [Text Block]	Although there is only one Variable Investment Option available in ERSA VI, we reserve the right to charge a transfer fee if we add another Variable Investment Option in the future.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VI?”
Administrative Expense, Maximum [Dollars]	$ 150
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	3.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.15%
Base Contract Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value.Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Annual Portfolio Company Expenses [Table Text Block]	0.06(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Maximum [Percent]	0.06%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,287
Surrender Expense, 3 Years, Maximum [Dollars]	10,022
Surrender Expense, 5 Years, Maximum [Dollars]	16,980
Surrender Expense, 10 Years, Maximum [Dollars]	35,408
Annuitized Expense, 1 Year, Maximum [Dollars]	3,287
Annuitized Expense, 3 Years, Maximum [Dollars]	10,022
Annuitized Expense, 5 Years, Maximum [Dollars]	16,980
Annuitized Expense, 10 Years, Maximum [Dollars]	35,408
No Surrender Expense, 1 Year, Maximum [Dollars]	3,287
No Surrender Expense, 3 Years, Maximum [Dollars]	10,022
No Surrender Expense, 5 Years, Maximum [Dollars]	16,980
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,408
Item 5. Principal Risks [Table Text Block]	To exercise this cancellation right, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Empower Care Center at the address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus and request a refund. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding. Please note that payments made directly to a plan participant are subject to a mandatory 20% federal income tax withholding. The taxpayer cannot choose to elect out of this withholding. Some states also require withholding if federal tax withholding is elected.SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT? The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus. Risks Associated with the Variable Investment Option. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in the portfolio. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolio in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for the portfolio before making an investment decision. Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events. The IncomeFlex Target Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value. You should know that: •Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value. •Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse's passing. Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are: •Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments. •You generally cannot change the payment stream you chose once it has begun. •Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization. Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice. Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your interest in the Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus. Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered. Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Item 10. Benefits Available (N-4) [Text Block]	SECTION 3: WHAT ARE THE BENEFITS AVAILABLE UNDER THE CONTRACT?BENEFITS AVAILABLE UNDER THE CONTRACT The following table summarizes information about the benefits available under the Contact.
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
IncomeFlex Target Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	1.15%[1]	1.50%[1]
If your Contract
Value is reduced to
zero because of
excess withdrawals,
you will not receive
any further
payments.

Additionally, excess
withdrawals reduce
the amount of your
Annual Guaranteed
Withdrawal Amount
permanently.

Optional Benefit[2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.00%[1]	0.00%[1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
1Percentage of daily net assets of the Contract Value.2The Optional Benefit is the Optional Spousal Benefit.
Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
IncomeFlex Target Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	1.15%[1]	1.50%[1]
If your Contract
Value is reduced to
zero because of
excess withdrawals,
you will not receive
any further
payments.

Additionally, excess
withdrawals reduce
the amount of your
Annual Guaranteed
Withdrawal Amount
permanently.

Optional Benefit[2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.00%[1]	0.00%[1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.

Name of Benefit [Text Block]	NAME OF BENEFIT
Purpose of Benefit [Text Block]	PURPOSE
Brief Restrictions / Limitations [Text Block]	RESTRICTIONS/LIMITATIONS
Name of Benefit [Text Block]	NAME OF BENEFIT
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A: PORTFOLIO AVAILABLE UNDER THE CONTRACT The following lists the portfolio available under the Contract. More information about the portfolio is available in the prospectus for the portfolio, which may be amended from time to time. The prospectus for the portfolio can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (855) 756-4738. The current expenses and performance information below reflects fee and expenses of the portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The portfolio's past performance is not necessarily an indication of future performance.
PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS
Moderate Allocation With 60% of its assets, the fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the fund seeks to track the performance of a broad, market- weighted bond index.	Vanguard Balanced Index Fund (Institutional Shares) Adviser: The Vanguard Group, Inc.	0.06%	17.58%	9.62%	7.74%

Prospectuses Available [Text Block]	The following lists the portfolio available under the Contract. More information about the portfolio is available in the prospectus for the portfolio, which may be amended from time to time. The prospectus for the portfolio can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (855) 756-4738. The current expenses and performance information below reflects fee and expenses of the portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The portfolio's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS
Moderate Allocation With 60% of its assets, the fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the fund seeks to track the performance of a broad, market- weighted bond index.	Vanguard Balanced Index Fund (Institutional Shares) Adviser: The Vanguard Group, Inc.	0.06%	17.58%	9.62%	7.74%

Portfolio Company Objective [Text Block]	PORTFOLIO TYPE/INVESTMENTOBJECTIVE
Prudential Retirement Security Annuity VI | InvestmentOptionRiskMember
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Risks Associated with the Variable Investment Option. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in the portfolio. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolio in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for the portfolio before making an investment decision.
Prudential Retirement Security Annuity VI | TheIncomeFlexSelectBenefitMember
Prospectus:
Principal Risk [Text Block]	The IncomeFlex Target Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value. You should know that: •Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value. •Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse's passing.
Prudential Retirement Security Annuity VI | AnnuitizationMember
Prospectus:
Principal Risk [Text Block]	Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are: •Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments. •You generally cannot change the payment stream you chose once it has begun. •Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.
Prudential Retirement Security Annuity VI | PossibleAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Prudential Retirement Security Annuity VI | RiskofLossoforReductionstoBenefitsMember
Prospectus:
Principal Risk [Text Block]	Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your interest in the Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
Prudential Retirement Security Annuity VI | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by participating in the Contract.For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prudential Retirement Security Annuity VI | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
Prudential Retirement Security Annuity VI | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Prudential Retirement Security Annuity VI | VanguardBalancedIndexFundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Moderate AllocationWith 60% of its assets, the fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the fund seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Name [Text Block]	Vanguard Balanced Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	7.74%
Prudential Retirement Security Annuity VI | OptionalSpousalBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Name of Benefit [Text Block]	Optional Benefit[2]
Purpose of Benefit [Text Block]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Brief Restrictions / Limitations [Text Block]	Results in a lesser Annual Guaranteed Withdrawal Amount.Once elected, the Spousal Benefit may not be revoked.Excess withdrawal rules noted above apply.
Name of Benefit [Text Block]	Optional Benefit[2]
Operation of Benefit [Text Block]	SPOUSAL BENEFIT With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage or civil union and your spouse’s or partner’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VI?” Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will be the product of the applicable Guaranteed Withdrawal Percentage (indicated in the chart above) and the Income Base. While there is no additional daily charge for this benefit, if you elect the Spousal Benefit you will have a lesser Annual Guaranteed Withdrawal Amount, based on the lesser Guaranteed Withdrawal Percentages, than if you had not elected it. The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of both this Contract and the retirement plan it funds when you elect the benefit and when you die. If spousal consent rules apply to the employment based retirement plan in which you participate, spousal consent may be necessary in order for you, or your surviving spouse, to take withdrawals from the Contract under the IncomeFlex Target Benefit, and avoid payment of your plan interest in the form of a QJSA or QPSA. See “Other Important Considerations” in this Section 5 and “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VI?” Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable. Once elected, the lesser Annual Guaranteed Withdrawal Amount based on the lesser Guaranteed Withdrawal Percentages will continue to apply until your Contract ends. After your death, the IncomeFlex Spousal Benefit will continue to be paid until the death of your surviving spouse. You (during your lifetime) and your surviving spouse (after your death) may make additional Purchase Payments subject to the Guaranteed Withdrawal Percentage on the Lock-In Date. Any additional Purchase Payments made by you or your surviving spouse will increase the Annual Guaranteed Withdrawal Amount by the applicable Guaranteed Withdrawal Percentage applied to the additional Purchase Payment. Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 56
Your age:	58
Spouse age:	56
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$3,750	(3.75% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.0375 (or 3.75% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $37.50, to $3,787.50. Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65
Your age:	66
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.0450 (or 4.50% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $45.00, to $4,545.00. Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65
Your age:	71
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.0450 (or 4.50% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $45.00, to $4545.00.SURVIVING SPOUSE – DEATH PRIOR TO LOCK-IN DATE OR AFTER LOCK-IN DATE WITHOUT ELECTION OF SPOUSAL BENEFIT If you purchase this Contract and die before the Lock-In Date, or after the Lock-In Date but without having elected the Spousal Benefit, then your surviving spouse may continue this Contract and the IncomeFlex Target Benefit, to the extent permitted by the Code and your retirement plan, if your surviving spouse is your Beneficiary. Continuation of the IncomeFlex Target Benefit under this Contract is subject to the following: •Your Income Base and Highest Birthday Value will not transfer to your surviving spouse. Rather, they will be reset based on the Contract Value at the time of your death. •The birthday of your surviving spouse will be used to determine: •the Highest Birthday Values under this Contract; •the Withdrawal Period for Annual Guaranteed Withdrawal Amounts; •the availability and amount of Step-Ups. •At the Lock-In Date, the age of your surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments. •If your surviving spouse remarries, he or she (1) will continue to be eligible to receive the Annual Guaranteed Withdrawal Amount, and (2) may elect the Spousal Benefit at the time of his or her Lock-In Date to extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
Prudential Retirement Security Annuity VI | IncomeFlexTargetBenefitMember
Prospectus:
Name of Benefit [Text Block]	IncomeFlex TargetBenefit (also referredto as the Base ContractExpense)
Purpose of Benefit [Text Block]	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Standard Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Standard Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value.
Brief Restrictions / Limitations [Text Block]	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Name of Benefit [Text Block]	IncomeFlex TargetBenefit (also referredto as the Base ContractExpense)
Operation of Benefit [Text Block]	INCOMEFLEX TARGET BENEFIT The IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live. Here is how it works: We determine the amount you can withdraw by calculating an initial notional value (called the “Income Base”). You are allowed to take a withdrawal equal to a percentage of the Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). The Income Base is used to determine the amount you may withdraw each Withdrawal Period as long as you live (the “Annual Guaranteed Withdrawal Amount”). The Income Base is equal to the greater of the Highest Birthday Value (described below) or the Contract Value on the Business Day prior to your Lock-In Date. There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide an annual withdrawal amount until the last to die of you and your spouse. The Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount. The base IncomeFlex Target Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual withdrawals. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits. The Spousal Benefit is optional. You may elect this benefit only when you lock in your Annual Guaranteed Withdrawal Amount. While there is no additional daily charge for this benefit, you will have a lesser Annual Guaranteed Withdrawal Amount if you elect the Spousal Benefit than if you had not. Once elected, the Spousal Benefit may not be revoked, and the lesser Annual Guaranteed Withdrawal Amount will apply until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VI?” This section continues with a description of the basic elements of the IncomeFlex Target Benefit, including the Highest Birthday Value, Income Base and Annual Guaranteed Withdrawal Amount. Next, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Target Benefit.
Prudential Retirement Security Annuity VI | OptionalBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Prudential Retirement Security Annuity VI | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	NoneNAME OF BENEFITPURPOSESTANDARD OR OPTIONALANNUAL FEESRESTRICTIONS/ LIMITATIONSCurrentMaximum
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	CALCULATION OF THE DEATH BENEFIT If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.PAYOUT OPTIONS The Code provides for alternative Death Benefit payment options when a contract is used as a 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under a 403(b) or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to death benefits paid under a contract issued to a non-ERISA 403(b) plan or an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction. NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?” Upon receipt of due proof of death in Good Order, we will pay to the Beneficiary the Death Benefit. The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below. Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner. Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual's status as an EDB is determined on the date of your death. If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner. If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary. A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. If the Owner’s death is prior to the date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity (i.e., the “Lock-In Date”), the Income Base and Highest Birthday Value will not transfer to the spouse, rather they will be reset based on the Contract Value at the time of death. If the Owner’s death is after the Lock-In Date and the Optional Spousal Benefit was not elected, the Annual Guaranteed Withdrawal Amount will be reset to zero and Income Base will reset based on the Contract Value at the time of death. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VI?” Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death. Your employment based retirement plan may provide that if you are married at the time of your death, a Death Benefit will be payable to your surviving spouse in the form of a QPSA. A QPSA is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the vested balance of the Contract Value as of the Participant’s date of death. Under ERISA, the spouse may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. See “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VI?” Unless your retirement plan provides otherwise, a Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VI?” If the Beneficiary fails to make any election within any time limit prescribed by or for the retirement plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election. For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Target Benefit.